License and services agreements - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of License Agreements [Line Items]
Revenue		$ 2,970,000	$ 1,491,000	$ 0
Research and development expenses		14,648,000	10,040,000	4,565,000
Amount due to ISMMS under Study		1,100,000	300,000
Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Annual license maintenance fees payable within one year		25,000
Annual license maintenance fees payable after one Year and within Two Years		50,000
Annual license maintenance fee payable after five years and within six years		100,000
Annual License maintenance fee payable eight years and thereafter		$ 200,000
Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		5.00%
Date of expiry of license agreement		Jul. 31, 2025
License agreement period of extension		5 years
License agreement period of notice to be given for termination of agreement		180 days
Payable Upon Receipt of Regulatory Clearance and Approval [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Other commitments		$ 300,000
Payable Upon Receipt of Us Cms Reimbursement Code [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Other commitments		$ 300,000
Milestone Three [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		25.00%
Milestone One [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		$ 1,000,000.0
Milestone One [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		300,000
Milestone One [Member] | Fractal Dx [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Revenue		50,000,000.0
Milestone One [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue		2,000,000.0
Milestone Two [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		4,000,000.0
Milestone Two [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		1,000,000.0
Milestone Two [Member] | Fractal Dx [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Revenue		250,000,000.0
Milestone Two [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue		$ 10,000,000.0
Maximum [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		8.00%
Expiration period from first commercial sale of product		12 years
Maximum [Member] | Milestone Three [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		70.00%
Minimum [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		6.00%
Minimum [Member] | Milestone Three [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		15.00%
Mount Sinai [Member]
Disclosure Of License Agreements [Line Items]
Estimated cost for carrying out of clinical study and fund upon approval of study protoal by the institutional review board		$ 700,000
Mount Sinai [Member] | Mount Sinai COVID-19 sponsored research agreement [Member] | MASKeD-COVID Study [Mmeber]
Disclosure Of License Agreements [Line Items]
Amount obligated to pay for all direct and indirect costs incurred under agreement		1,100,000
Expensed amount		800,000	300,000
Mount Sinai [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Research and development expenses		1,400,000	$ 400,000	$ 200,000
Mount Sinai [Member] | Milestone One [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		1,500,000
Revenue		50,000,000.0
Mount Sinai [Member] | Milestone Two [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		7,500,000
Revenue		$ 300,000,000.0
Mount Sinai [Member] | Maximum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		5.00%
Expiration period from first commercial sale of product		12 years
Mount Sinai [Member] | Maximum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		25.00%
Mount Sinai [Member] | Minimum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		4.00%
Mount Sinai [Member] | Minimum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		15.00%
Mount Sinai Clinical Trial Agreement [Member] | ISMMS [Member]
Disclosure Of License Agreements [Line Items]
Estimated budget cost for the agreement	$ 3,200,000
Related party transaction, amount due to related party		$ 400,000
Expense related to the agreement		$ 600,000